Document and Entity Information	Jan. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	Block, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
City Area Code	415
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Block, Inc. (the “Company”) with the Securities and Exchange Commission on January 31, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the completion of the Company’s acquisition (the “Transaction”) of Afterpay Limited (“Afterpay”). This amendment amends and supplements the Original Form 8-K solely to provide the financial statements and pro forma financial information required under Item 9.01 of Form 8-K. This amendment reports no other updates or amendments to the Original Form 8-K. The pro forma financial information included in this amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Afterpay would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction.
Entity Address, Postal Zip Code	00000
Entity Central Index Key	0001512673